Supplement Dated October 21, 2013
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account S

Lincoln Corporate Commitment VUL	Lincoln CVUL Series III Elite
Lincoln Corporate Variable 5	Lincoln Corporate Variable 4

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

Effective November 11, 2013, the following funds will be available as new investment options under your policy:

Legg Mason Partners Variable Equity Trust, advised by LeggMason Partners Fund Advisor, LLC.

•	ClearBridge Variable Small Cap Growth Portfolio (Class I): Long-term growth of capital.
(Subadvised by ClearBridge Investments, LLC)

•	ClearBridge Variable Mid Cap Core Portfolio (Class I): Long-term growth of capital.
(Subadvised by ClearBridge Investments, LLC)

MFS® Variable Insurance TrustSM, advised by Massachusetts Financial Services Company

•	MFS® VIT New Discovery Series (Initial Class): Capital appreciation.

Wells Fargo Variable Trust, advised by Wells Fargo Funds Management, LLC.

•	Wells Fargo Advantage® VT Discovery Fund (Class 2): Long-term capital appreciation.
(Subadvised by Wells Capital Management, Inc)